Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events	Subsequent events:
(a)On January 6, 2022, the Company declared quarterly dividends of $0.496875, $0.492188, $0.500000, $0.437500 per Series D, Series H, Series I and Series J preferred share, respectively, representing a total distribution of $15,223,000 to all shareholders of record on January 28, 2022.
(b)On January 6, 2022, the Company declared a quarterly dividend of $0.125 per common share to all shareholders of record as of January 20, 2022.
(c)In January 2022, the Company exercised its option under an existing lease financing arrangement to purchase one 10,000 TEU vessel. The purchase is expected to complete in January 2023 at the pre-determined purchase price of $52,690,000.
(d)In January 2022, the Company entered into an interest rate swap with a notional amount of $500,000,000. The swap has a 10-year term and the Company pays a fixed rate of 1.925% and receives a floating rate based on three month LIBOR.
(e)In February 2022, the Company sold one 4,250 TEU vessel for an aggregate purchase price of $32,750,000. The Company continues to manage the ship operations of the vessel.
(f)In February 2022, the Company entered into a $250,000,000 3-year sustainability-linked unsecured revolving credit facility (the “2022 RCF”). The 2022 RCF replaces the Company’s $150,000,000 2-year unsecured revolving credit facility and bears interest at market rate.
(g)In March 2022, the Atlas Plan was amended and restated to increase the number of common shares issuable under the Atlas Plan from 10,000,000 to 20,000,000.